Stockholders' Equity (Details Narrative) £ / shares in Units, $ / shares in Units, £ in Thousands, $ in Thousands							12 Months Ended
	Jul. 22, 2020 shares	Jul. 08, 2020 USD ($) shares	Jul. 08, 2020 GBP (£) £ / shares shares	Feb. 18, 2020 USD ($) $ / shares shares	Feb. 18, 2020 GBP (£) shares	Jul. 05, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) £ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) £ / shares	Jul. 09, 2020 $ / shares	Feb. 18, 2020 £ / shares
Proceeds from issuance of common stock		$ 9,700		$ 28,600			$ 33,014
Payments of stock issuance costs		$ 9,000		$ 27,200
Number of common stock issued | shares		21,898,400	21,898,400	44,000,000	44,000,000
Shares issued per share | $ / shares				$ 0.65							$ 0.44
Warrants issuance, description				A warrant was also issued on the basis of one share for every two common shares issued	A warrant was also issued on the basis of one share for every two common shares issued
Warrants exercise price | $ / shares				$ 1.37
Warrants, term				5 years
Proceeds from issuance of warrants							$ 3,270
Share price of option | $ / shares							$ 0.96		$ 1.16
Number of shares vested | shares							224,949		9,686
Stock based compensation expense							$ 331		$ 340
Unrecognized stock-based compensation expense							$ 344	$ 344
Stock based compensation recognition, period							1 year 4 months 20 days
GBP [Member]
Proceeds from issuance of common stock | £			£ 7,700		£ 22,000
Payments of stock issuance costs | £			£ 7,100		£ 20,900
Shares issued per share | £ / shares			£ 35									£ 50
Warrants exercise price | £ / shares												100
2015 Long Term Incentive Plan [Member]
Percentage of common shares issued							10.00%
Intrinsic value							$ 853	$ 853	$ 1,211	$ 1,211
Stock option plan expiration period							5 years
Number of shares available for issuance | shares						538,596	12,661,738	12,661,738
Options vesting period						3 years	3 years
Vesting description						The options vest in three years based on based on market parameters and non-market performance measures and expire ten years from the date of grant.
Weighted average remaining contractual life, options outstanding							8 years 2 months 27 days
Weighted average remaining contractual life, options vested							7 years 15 days
Weighted average remaining contractual life, options expected to vest							8 years 2 months 1 day
Share price of option | $ / shares						$ 0.0033	$ 1.7626		$ 1.3114
Intrinsic value, options exercisable							$ 413	$ 413	$ 13	13
Intrinsic value, options expected to vest							375	$ 375	96	$ 96
Stock based compensation expense							$ 56		$ 34
Fair value of options granted						$ 626
2015 Long Term Incentive Plan [Member] | GBP [Member]
Share price of option | £ / shares								$ 1.29		$ 1.00
2015 Long Term Incentive Plan [Member] | Performance-based Stock Options [Member]
Number of shares vested | shares	21,352						166,667
2015 Long Term Incentive Plan [Member] | Common Stock Options [Member]
Vesting description							vest over an 18-month period
Number of shares vested | shares							74,074
Warrants [Member]
Warrants exercise price | $ / shares				$ 1.37
Number of warrants issued | shares				22,000,000
Proceeds from issuance of warrants				$ 3,270
Intrinsic value				$ 8,688
Warrants [Member] | GBP [Member]
Warrants exercise price | £ / shares												£ 100